Transamerica International Focus

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Australia - 4.9%
Computershare Ltd.	1,049,608	$ 17,681,942
National Australia Bank Ltd.	1,156,677	22,080,631

		39,762,573

Austria - 2.3%
Erste Group Bank AG	495,771	18,740,552

China - 5.8%
Airtac International Group	331,144	9,820,572
ANTA Sports Products Ltd.	769,500	9,008,367
Ganfeng Lithium Group Co. Ltd., H Shares (A)	1,403,600	8,980,707
Zijin Mining Group Co. Ltd., H Shares	11,416,000	19,556,317

		47,365,963

Denmark - 3.7%
Novo Nordisk AS, Class B	186,719	30,090,373

Finland - 1.4%
Neste OYJ	317,725	11,688,875

France - 11.9%
LVMH Moet Hennessy Louis Vuitton SE	22,967	21,416,412
Sanofi	221,971	23,695,514
TotalEnergies SE	452,397	27,486,914
Vinci SA	210,155	24,673,174

		97,272,014

Germany - 7.7%
Bayerische Motoren Werke AG	143,093	17,441,693
Infineon Technologies AG	295,823	13,010,300
Merck KGaA	82,995	14,582,235
MTU Aero Engines AG	76,957	17,963,606

		62,997,834

Ireland - 3.9%
ICON PLC (B)	38,417	9,658,418
Kingspan Group PLC	134,614	10,804,594
Smurfit Kappa Group PLC	287,852	11,390,597

		31,853,609

Israel - 3.1%
Bank Leumi Le-Israel BM	1,655,825	13,227,144
Nice Ltd., ADR (B) (C)	54,704	11,917,267

		25,144,411

Italy - 1.2%
Interpump Group SpA	186,469	10,144,525

Japan - 17.5%
Asahi Group Holdings Ltd.	442,700	17,410,512
ITOCHU Corp.	821,300	33,194,918
MatsukiyoCocokara & Co.	291,000	17,008,154
Mitsubishi Corp.	334,500	17,081,801
Open House Group Co. Ltd.	388,100	14,742,153
Pan Pacific International Holdings Corp.	1,140,100	22,511,095
Tokyo Electron Ltd.	142,100	21,220,360

		143,168,993

	Shares	Value
COMMON STOCKS (continued)
Mexico - 1.9%
Grupo Financiero Banorte SAB de CV, Class O	1,628,200	$ 15,438,973

Netherlands - 4.3%
ASML Holding NV	19,238	13,795,457
Wolters Kluwer NV	169,079	21,230,057

		35,025,514

Norway - 5.5%
DNB Bank ASA	966,754	19,945,463
Equinor ASA	829,883	25,252,556

		45,198,019

Republic of Korea - 2.3%
Samsung Electronics Co. Ltd.	338,997	18,563,520

Singapore - 2.0%
DBS Group Holdings Ltd.	637,800	16,432,433

Sweden - 1.8%
Epiroc AB, Class B	839,154	14,253,756

Switzerland - 2.7%
Lonza Group AG	19,940	11,551,732
Swiss Life Holding AG	16,964	10,753,626

		22,305,358

Taiwan - 2.9%
E Ink Holdings, Inc.	1,762,000	12,615,150
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	113,421	11,245,692

		23,860,842

United Kingdom - 10.3%
British American Tobacco PLC	484,941	16,277,532
Compass Group PLC	700,972	18,234,730
Diageo PLC	440,920	19,224,904
Legal & General Group PLC	5,182,099	15,522,136
Rio Tinto PLC, ADR	228,259	15,190,637

		84,449,939

Total Common Stocks (Cost $646,893,230)		793,758,076

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 2.50% (D), dated 07/31/2023, to be repurchased at $11,218,883 on 08/01/2023. Collateralized by a U.S. Government Obligation, 0.63%, due 07/31/2026, and with a value of $11,442,517.	$ 11,218,104	11,218,104

Total Repurchase Agreement (Cost $11,218,104)		11,218,104

Total Investments (Cost $658,111,334)		804,976,180
Net Other Assets (Liabilities) - 1.6%		12,680,812

Net Assets - 100.0%		$ 817,656,992

Transamerica Funds	Page 1

Transamerica International Focus

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	13.2%	$105,865,196
Pharmaceuticals	8.5	68,368,122
Oil, Gas & Consumable Fuels	8.0	64,428,345
Semiconductors & Semiconductor Equipment	7.4	59,271,809
Trading Companies & Distributors	6.2	50,276,719
Professional Services	4.8	38,911,999
Beverages	4.6	36,635,416
Metals & Mining	4.3	34,746,954
Machinery	4.2	34,218,853
Textiles, Apparel & Luxury Goods	3.8	30,424,779
Insurance	3.3	26,275,762
Construction & Engineering	3.1	24,673,174
Broadline Retail	2.8	22,511,095
Life Sciences Tools & Services	2.6	21,210,150
Technology Hardware, Storage & Peripherals	2.3	18,563,520
Hotels, Restaurants & Leisure	2.3	18,234,730
Aerospace & Defense	2.2	17,963,606
Automobiles	2.2	17,441,693
Consumer Staples Distribution & Retail	2.1	17,008,154
Tobacco	2.0	16,277,532
Household Durables	1.8	14,742,153
Electronic Equipment, Instruments & Components	1.6	12,615,150
Software	1.5	11,917,267
Containers & Packaging	1.4	11,390,597
Building Products	1.3	10,804,594
Chemicals	1.1	8,980,707

Investments	98.6	793,758,076
Short-Term Investments	1.4	11,218,104

Total Investments	100.0%	$804,976,180

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$63,450,987	$730,307,089	$—	$793,758,076
Repurchase Agreement	—	11,218,104	—	11,218,104

Total Investments	$63,450,987	$741,525,193	$—	$804,976,180

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the value of the 144A security is $8,980,707, representing 1.1% of the Fund’s net assets.
(B)	Non-income producing securities.
(C)	All or a portion of the security is on loan. The value of the security on loan is $11,797,885 collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $12,036,171. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	Rate disclosed reflects the yield at July 31, 2023.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 2

Transamerica International Focus

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica International Focus (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3